Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 674,000	$ 709,000	$ 709,000	$ 90,000	$ 699,000	$ 709,000		$ 90,000
Additions			20,000			20,000		679,000
Depreciation	(17,000)	$ (15,000)	(30,000)	$ (30,000)		(55,000)		(60,000)
Less depreciation and amortization						(55,000)		(60,000)
Ending Balance	657,000		699,000			674,000	$ 699,000	709,000
Total	$ 657,000		699,000			$ 674,000	699,000	$ 709,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance					182,170
Depreciation					(117,000)		(177,000)
Ending Balance			182,170		123,366		182,170
Property plant and equipment gross			2,152,906		2,210,813		2,152,906
Less accumulated depreciation and amortization			(1,970,736)		(2,087,447)		(1,970,736)
Total			182,170		123,366		182,170
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			170,607		170,607		170,607
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			544,628		544,629		544,628
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			1,365,277		1,423,183		1,365,277
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			$ 72,394		$ 72,394		$ 72,394